Basis of preparation of the consolidated financial statements - Revision - Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of revision of segment information
Net revenue	$ 2,449,484	$ 1,964,841	$ 1,865,183
Cost of products sold	1,681,202	1,439,101	1,463,290
Gross profit	768,282	525,740	401,893
Original
Disclosure of revision of segment information
Net revenue		1,912,813	1,824,840
Cost of products sold		1,387,073	1,422,947
Gross profit		525,740	401,893
Adjustment
Disclosure of revision of segment information
Net revenue		52,028	40,343
Cost of products sold		52,028	40,343
Elimination
Disclosure of revision of segment information
Net revenue	(721,463)	(438,238)	(350,041)
Cost of products sold	(721,463)	(438,238)	(350,041)
Elimination | Original
Disclosure of revision of segment information
Net revenue		(490,266)	(390,384)
Cost of products sold		(490,266)	(390,384)
Adjustments
Disclosure of revision of segment information
Net revenue	5,719	3,666	23,213
Cost of products sold	123,311	103,685	110,689
Gross profit	(117,592)	(100,019)	(87,476)
Adjustments | Original
Disclosure of revision of segment information
Net revenue		3,666	23,213
Cost of products sold		103,685	110,689
Gross profit		(100,019)	(87,476)
Mining
Disclosure of revision of segment information
Net revenue	491,758	469,187	420,663
Mining | Original
Disclosure of revision of segment information
Net revenue		417,159	380,320
Mining | Operating segment
Disclosure of revision of segment information
Net revenue	1,213,221	907,425	770,704
Cost of products sold	581,029	513,135	532,097
Gross profit	632,192	394,290	238,607
Mining | Operating segment | Original
Disclosure of revision of segment information
Net revenue		907,425	770,704
Cost of products sold		513,135	532,097
Gross profit		394,290	238,607
Mining | Elimination
Disclosure of revision of segment information
Net revenue	(721,463)	(438,238)	(350,041)
Mining | Elimination | Original
Disclosure of revision of segment information
Net revenue		(490,266)	(390,384)
Smelting
Disclosure of revision of segment information
Net revenue	1,952,006	1,491,988	1,421,307
Smelting | Original
Disclosure of revision of segment information
Net revenue		1,491,988	1,421,307
Smelting | Operating segment
Disclosure of revision of segment information
Net revenue	1,952,006	1,491,988	1,421,307
Cost of products sold	1,698,325	1,260,519	1,170,545
Gross profit	$ 253,681	231,469	250,762
Smelting | Operating segment | Original
Disclosure of revision of segment information
Net revenue		1,491,988	1,421,307
Cost of products sold		1,260,519	1,170,545
Gross profit		231,469	250,762
Brazil
Disclosure of revision of segment information
Net revenue		714,946	665,573
Cost of products sold		473,006	460,284
Gross profit		241,940	205,289
Brazil | Original
Disclosure of revision of segment information
Net revenue		714,946	665,573
Cost of products sold		473,006	460,284
Gross profit		241,940	205,289
Peru
Disclosure of revision of segment information
Net revenue		1,230,382	1,199,607
Cost of products sold		948,967	1,003,006
Gross profit		281,415	196,601
Peru | Original
Disclosure of revision of segment information
Net revenue		1,178,354	1,159,264
Cost of products sold		896,940	962,663
Gross profit		281,414	196,601
Holding
Disclosure of revision of segment information
Net revenue		19,513	3
Cost of products sold		17,128
Gross profit		2,385	3
Holding | Original
Disclosure of revision of segment information
Net revenue		19,513	3
Cost of products sold		17,127
Gross profit		$ 2,386	$ 3